Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 13, 2021 USD ($) business_day $ / shares shares	Sep. 09, 2021 USD ($) $ / shares shares	Sep. 08, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Schedule of Reverse Recapitalization [Line Items]
Common stock shares outstanding (in shares)			31,625,000	114,452,000	34,692,000
Common Class B to Common Class A
Schedule of Reverse Recapitalization [Line Items]
Conversion of stock, shares issued			7,900,000
Common Stock with Performance Terms
Schedule of Reverse Recapitalization [Line Items]
Common stock shares outstanding (in shares)		2,400,000
Lockup period		7 years
Osprey Technology Acquisition Corp.
Schedule of Reverse Recapitalization [Line Items]
Common stock shares outstanding (in shares)			10,250,000
Common Class A | Osprey Technology Acquisition Corp.
Schedule of Reverse Recapitalization [Line Items]
Number of shares issued in transaction		18,000,000
Price per share (in dollars per share) | $ / shares		$ 10.00
Aggregate purchase price | $		$ 180,000
Number of shares redeemed during period				21,400,000
Common Class A | Osprey Technology Acquisition Corp. | Palantir Technologies Inc.
Schedule of Reverse Recapitalization [Line Items]
Number of shares issued in transaction	800,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price | $	$ 8,000
Number of days subsequent to Merger | business_day	2
Common Class A | Osprey Technology Acquisition Corp. | Legacy BlackSky
Schedule of Reverse Recapitalization [Line Items]
Number of shares issued in transaction	79,000,000
Common Class B | Osprey Technology Acquisition Corp.
Schedule of Reverse Recapitalization [Line Items]
Conversion of stock, shares converted			7,900,000